Summary Quarterly Financial Information (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Quarterly Financial Information (Tables) [Abstract]
Summary of the unaudited quarterly results of operations
A summary of the unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 is presented below.

	Year Ended December 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Revenues	$1,626.8	$1,758.0	$1,722.9	$1,684.5
Operating profit (loss)	2.9	32.8	36.2	(207.0)
Loss from continuing operations, net of income taxes	(44.3)	(72.0)	(154.0)	(478.8)
Net loss	(44.1)	(71.2)	(149.0)	(513.0)
Net loss attributable to common stockholders	(48.5)	(73.3)	(150.6)	(514.6)
Basic and diluted EPS — continuing operations(1)	$(2.74)	$(4.16)	$(8.72)	$(26.88)
Weighted average shares used in calculating basic and diluted EPS	17.9	17.9	17.9	17.9

(1)	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis.

	Year Ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Revenues	$1,748.0	$1,725.3	$1,797.6	$1,742.8
Operating profit (loss)	88.8	26.4	112.2	(552.2)
(Loss) income from continuing operations, net of income taxes	(10.3)	101.4	24.0	(401.1)
Net (loss) income	(19.4)	87.1	(19.1)	(561.2)
Net (loss) income attributable to common stockholders	(23.4)	90.3	(26.1)	(565.7)
Basic EPS — continuing operations(1)	$(0.82)	$5.82	$0.94	$(22.78)
Diluted EPS — continuing operations(1)	(0.82)	5.81	0.94	(22.78)
Weighted average shares used in calculating basic EPS	17.8	17.8	17.8	17.8
Weighted average shares used in calculating diluted EPS	17.8	17.8	17.9	17.8

(1)	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis